Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 11,687	$ 10,821
Advances to suppliers	799	89
Deferred initial public offering cost	1,861
Prepaid expenses and other current assets	360	26
Total current assets	14,707	10,936
Noncurrent assets:
Property and equipment, net	80	34
Other noncurrent assets	121
Total noncurrent assets	201	34
Total assets	14,908	10,970
Current liabilities:
Accounts payable	444	300
Due to related parties	210	432
Government grants	288	309
Accrued expenses	1,432	210
Other current liabilities	235	61
Total current liabilities	2,609	1,312
Total liabilities	2,609	1,312
Commitments and contingencies
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares Authorized; 15,750,000 shares and 16,879,628 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	2	2
Additional paid-in capital	44,369	29,119
Accumulated deficit	(32,128)	(20,118)
Accumulated other comprehensive loss	(91)	(53)
Total BeyondSpring Inc.’s equity	12,152	8,950
Noncontrolling interests	147	708
Total equity	12,299	9,658
Total liabilities and equity	$ 14,908	$ 10,970